DEBT	12 Months Ended
Dec. 31, 2018
DEBT
DEBT

12. DEBT

Debt consists of the following:

	December 31,	December 31,
Description	2018	2017	Maturity	Interest Rate
	(Dollars in millions)
Long-term and other debt:
2017 revolving line of credit	$740.0	$475.0	June 2022	(1)
2017 term loans	2,938.1	3,014.4	June 2022	(1)
BrandLoyalty credit agreement	183.7	198.0	June 2020	(2)
Senior notes due 2020	—	500.0	—	—
Senior notes due 2021	500.0	500.0	November 2021	5.875%
Senior notes due 2022	600.0	600.0	August 2022	5.375%
Senior notes due 2022 (€400.0 million)	458.8	479.9	March 2022	4.500%
Senior notes due 2023 (€300.0 million)	344.1	359.9	November 2023	5.250%
Total long-term and other debt	5,764.7	6,127.2
Less: Unamortized debt issuance costs	39.3	56.3
Less: Current portion	138.9	127.2
Long-term portion	$5,586.5	$5,943.7

Deposits:
Certificates of deposit	$8,395.1	$7,526.0	Various – Jan 2019 – Dec 2023	1.25% to 4.00%
Money market deposits	3,424.3	3,429.4	Non-maturity	(3)
Total deposits	11,819.4	10,955.4
Less: Unamortized debt issuance costs	25.7	24.5
Less: Current portion	6,537.7	6,366.2
Long-term portion	$5,256.0	$4,564.7

Non-recourse borrowings of consolidated securitization entities:
Fixed rate asset-backed term note securities	$4,893.3	$4,704.7	Various – Mar 2019 – Oct 2021	1.72% to 3.95%
Floating rate asset-backed term note securities	—	360.0	—	—
Conduit asset-backed securities	2,770.0	3,755.0	Various – Nov 2019 – Sept 2020	(4)
Total non-recourse borrowings of consolidated securitization entities	7,663.3	8,819.7
Less: Unamortized debt issuance costs	11.6	12.4
Less: Current portion	2,717.6	1,339.9
Long-term portion	$4,934.1	$7,467.4
(1)

The interest rate is based upon the London Interbank Offered Rate (“LIBOR”) plus an applicable margin. At December 31, 2018, the weighted average interest rate was 4.22% and 4.27% for the revolving line of credit and term loans, respectively.

(2)

The interest rate is based upon the Euro Interbank Offered Rate plus an applicable margin. At December 31, 2018, the weighted average interest rate was 1.22% and 1.65% for the BrandLoyalty revolving line of credit and term loans, respectively.

(3)	The interest rates are based on the Federal Funds rate plus an applicable margin. At December 31, 2018, the interest rates ranged from 1.90% to 2.71%.
(4)

The interest rate is based upon LIBOR or the asset-backed commercial paper costs of each individual conduit provider plus an applicable margin. At December 31, 2018, the interest rates ranged from 3.48% to 3.79%.

At December 31, 2018, the Company was in compliance with its financial covenants.

Long-term and Other Debt

Credit Agreement

In June 2017, the Company, as borrower, and ADS Alliance Data Systems, Inc., ADS Foreign Holdings, Inc., Alliance Data Foreign Holdings, Inc., Aspen Marketing Services, LLC, Commission Junction LLC, Conversant LLC, Epsilon Data Management, LLC, Comenity LLC and Comenity Servicing LLC, as guarantors, entered into a credit agreement with various agents and lenders dated June 14, 2017 (the “2017 Credit Agreement”), replacing in its entirety the Company’s credit agreement dated July 10, 2013 (the “2013 Credit Agreement”), which was concurrently terminated, and amended the 2017 Credit Agreement on June 16, 2017 to increase the total amount of the borrowings.

At December 31, 2018, the 2017 Credit Agreement, as amended, provided for a $3,052.6 million term loan (the “2017 Term Loan”), subject to certain principal repayments, and a $1,572.4 million revolving credit facility (the “2017 Credit Facility”) with a U.S. $65.0 million sublimit for Canadian dollar borrowings and a $65.0 million sublimit for swing line loans. The 2017 Credit Agreement includes an uncommitted accordion feature of up to $750.0 million in the aggregate allowing for future incremental borrowings, subject to certain conditions.

Total availability under the 2017 Credit Facility at December 31, 2018 was $832.4 million.

The loans under the 2017 Credit Agreement are scheduled to mature on June 14, 2022. The 2017 Term Loan provides for aggregate principal payments of 2.5% of the initial term loan amount in each of the first and second year and 5% of the initial term loan amount in each of the third, fourth, and fifth year, payable in equal quarterly installments beginning on September 30, 2017. The 2017 Credit Agreement is unsecured.

The 2017 Credit Agreement contains the usual and customary negative covenants for transactions of this type, including, but not limited to, restrictions on the Company’s ability and in certain instances, its subsidiaries’ ability to consolidate or merge; substantially change the nature of its business; sell, lease, or otherwise transfer any substantial part of its assets; create or incur indebtedness; create liens; and make acquisitions. The negative covenants are subject to certain exceptions as specified in the 2017 Credit Agreement. The 2017 Credit Agreement also requires the Company to satisfy certain financial covenants, including a maximum total leverage ratio and a minimum ratio of consolidated operating EBITDA to consolidated interest expense, each as determined in accordance with the 2017 Credit Agreement. The 2017 Credit Agreement also includes customary events of default.

BrandLoyalty Credit Agreement

BrandLoyalty and certain of its subsidiaries, as borrower and guarantors, are parties to a credit agreement that provides for an A-1 term loan facility of €90.0 million and an A-2 term loan facility of €100.0 million, subject to certain principal repayments, a committed revolving line of credit of €62.5 million and an uncommitted revolving line of credit of €62.5 million, all of which mature in June 2020. The BrandLoyalty credit agreement provided for a reduction in commitment on each of the uncommitted and committed revolving lines of credit of €25.0 million in August 2018, for a committed revolving line of credit of €37.5 million and an uncommitted revolving line of credit of €37.5 million as of December 31, 2018.

As of December 31, 2018, amounts outstanding under the revolving lines of credit and the term loans under the BrandLoyalty credit agreement were €37.6 million and €122.5 million ($43.2 million and $140.5 million), respectively.

Senior Notes

The senior notes set forth below are each governed by their respective indenture that includes usual and customary negative covenants and events of default for transactions of these types. These senior notes are unsecured and are guaranteed on a senior unsecured basis by certain of the Company’s existing and future domestic subsidiaries that guarantee its Credit Agreement, as amended, as described above.

Due 2020

In April 2018, the Company redeemed its $500.0 million outstanding 6.375% senior notes due April 1, 2020 at par plus accrued interest. The Company funded the redemption with borrowings under its revolving line of credit.

Due 2021

In October 2016, the Company issued and sold $500.0 million aggregate principal amount of 5.875% senior notes due November 1, 2021 (the “Senior Notes due 2021”). The Senior Notes due 2021 accrue interest on the principal amount at the rate of 5.875% per annum from October 27, 2016, payable semiannually in arrears, on May 1 and November 1 of each year, beginning on May 1, 2017.

Due 2022

In July 2014, the Company issued and sold $600.0 million aggregate principal amount of 5.375% senior notes due August 1, 2022 (the “Senior Notes due 2022”). The Senior Notes due 2022 accrue interest on the principal amount at the rate of 5.375% per annum from July 29, 2014, payable semi-annually in arrears, on February 1 and August 1 of each year, beginning on February 1, 2015.

In March 2017, the Company issued and sold €400.0 million aggregate principal amount of 4.500% senior notes due March 15, 2022 (the “Senior Notes due 2022 (€400.0 million)”). Interest is payable semiannually in arrears, on March 15 and September 15 of each year, beginning on September 15, 2017. The Senior Notes due 2022 (€400.0 million) were admitted for listing on the Official List of the Irish Stock Exchange and are trading on the Global Exchange Market. The amount outstanding under the Senior Notes due 2022 (€400.0 million) was €400.0 million ($458.8 million) as of December 31, 2018.

Due 2023

In November 2015, the Company issued and sold €300.0 million aggregate principal amount of 5.2500% senior notes due November 15, 2023 (the “Senior Notes due 2023”). The Senior Notes due 2023 accrue interest on the principal amount at the rate of 5.25% per annum from November 19, 2015, payable semiannually in arrears, on May 15 and November 15 of each year, beginning on May 15, 2016. The Senior Notes due 2023 were admitted for listing on the Official List of the Irish Stock Exchange and are trading on the Global Exchange Market. The amount outstanding under the Senior Notes due 2023 was €300.0 million ($344.1 million) as of December 31, 2018.

Deposits

Comenity Bank and Comenity Capital Bank issue certificates of deposit in denominations of at least $100,000 and $1,000, respectively, in various maturities ranging between January 2019 and December 2023 and with effective annual interest rates ranging from 1.25% to 4.00%, with a weighted average interest rate of 2.44%, at December 31, 2018. At December 31, 2017, interest rates ranged from 1.00% to 2.80%, with a weighted average interest rate of 1.86%. Interest is paid monthly and at maturity.

Comenity Bank and Comenity Capital Bank offer non-maturity deposit programs through contractual arrangements with various financial counterparties. Money market deposits are redeemable on demand by the customer and, as such, have no scheduled maturity date. As of December 31, 2018, Comenity Bank and Comenity Capital Bank had $3.4 billion in money market deposits outstanding with annual interest rates ranging from 1.90% to 2.71%, with a weighted average interest rate of 2.59%. As of December 31, 2017, Comenity Bank and Comenity Capital Bank had $3.4 billion in money market deposits outstanding with annual interest rates ranging from 1.26% to 2.37%, with a weighted average interest rate of 1.82%.

Non-Recourse Borrowings of Consolidated Securitization Entities

An asset-backed security is a security whose value and income payments are derived from and collateralized (or “backed”) by a specified pool of underlying assets. The sale of the pool of underlying assets to general investors is accomplished through a securitization process. The Company regularly sells its credit card receivables to its credit card securitization trusts, the WFN Trusts and the WFC Trust, which are consolidated on the balance sheets of the Company under ASC 860 and ASC 810. The liabilities of the consolidated VIEs include asset-backed securities for which creditors or beneficial interest holders do not have recourse to the general credit of the Company.

Asset-Backed Term Notes

For the year ended December 31, 2018, the following asset-backed term notes were issued by Master Trust I:

•

In February 2018, the Company issued $591.5 million of Series 2018-A asset-backed term notes, which mature in February 2021. The offering consisted of $525.0 million of Class A notes with a fixed interest rate of 3.07% per year and $66.5 million of notes that were retained by the Company and eliminated from the Company’s consolidated balance sheets.

•

In September 2018, the Company issued $337.5 million of Series 2018-B asset-backed term notes, which mature in September 2021. The offering consisted of $300.0 million of Class A notes with a fixed interest rate of 3.46% per year, $22.3 million of Class M notes with a fixed interest rate of 3.81% per year and $15.2 million of notes which were retained by the Company and eliminated from the Company’s consolidated balance sheets.

•

In November 2018, the Company issued $337.5 million of Series 2018-C asset-backed term notes, which mature in October 2021. The offering consisted of $300.0 million of Class A notes with a fixed interest rate of 3.55% per year, $22.3 million of Class M notes with a fixed interest rate of 3.95% per year and $15.2 million of notes which were retained by the Company and eliminated from the Company’s consolidated balance sheets.

For the year ended December 31, 2018, the following asset-backed term notes matured and were repaid:

•	In February 2018, $500.0 million of Series 2013-A asset-backed term notes, $125.0 million of which were retained by the Company and eliminated from the Company’s consolidated balance sheets.
•	In April 2018, $500.0 million of Series 2015-A asset-backed term notes, $140.0 million of which were retained by the Company and eliminated from the Company’s consolidated balance sheets.
•	In August 2018, $460.5 million of Series 2016-B asset-backed term notes, $110.5 million of which were retained by the Company and eliminated from the Company’s consolidated balance sheets.
•	In October 2018, $266.7 million of Series 2012-C asset-backed term notes, $10.7 million of which were retained by the Company and eliminated from the Company’s consolidated balance sheets.

In February 2019, Master Trust I issued $562.5 million of Series 2019-A asset-backed term notes, which mature in February 2022. The offering consisted of $500.0 million of Class A notes with a fixed interest rate of 3.14% per year, $37.2 million of Class M notes with a fixed interest rate of 3.61% per year and $25.3 million of notes that were retained by the Company and eliminated from the Company’s consolidated balance sheets.

Conduit Facilities

The Company has access to committed undrawn capacity through three conduit facilities to support the funding of its credit card receivables through Master Trust I, Master Trust III and the WFC Trust. Borrowings outstanding under each facility bear interest at a margin above LIBOR or the asset-backed commercial paper costs of each individual conduit provider. The conduits have varying maturities from November 2019 to September 2020 with variable interest rates ranging from 3.48% to 3.79% as of December 31, 2018.

In August 2018, Master Trust I amended its 2009-VFN conduit facility, increasing the capacity from $800.0 million to $1,180.0 million and extending the maturity to September 2020.

In August 2018, Master Trust III amended its 2009-VFC conduit facility, decreasing the capacity from $1,680.0 million to $1,300.0 million and extending the maturity to September 2020.

As of December 31, 2018, total capacity under the conduit facilities was $4.5 billion, of which $2.8 billion had been drawn and was included in non-recourse borrowings of consolidated securitization entities in the consolidated balance sheets.

Maturities

The future principal payments for the Company’s debt as of December 31, 2018 are as follows:

			Non-Recourse
			Borrowings of
	Long-Term		Consolidated
	and		Securitization
Year	Other Debt	Deposits	Entities
	(In millions)
2019	$139.0	$6,540.2	$2,719.0
2020	311.8	2,220.1	3,092.2
2021	652.6	1,473.9	1,852.1
2022	4,317.2	1,057.4	—
2023	344.1	527.8	—
Thereafter	—	—	—
Total maturities	5,764.7	11,819.4	7,663.3
Unamortized debt issuance costs	(39.3)	(25.7)	(11.6)
	$5,725.4	$11,793.7	$7,651.7